Employee benefits	12 Months Ended
Mar. 31, 2018
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Employee benefits

27. Employee benefits

a) Employee costs includes

	Year ended March 31,
	2016		2017		2018
Salaries and bonus	₹	237,130	₹	258,207	₹	261,981
Employee benefits plans
Gratuity and other defined benefit plans		885		1,095		1,532
Defined contribution plans		5,985		7,037		7,363
Share based compensation		1,534		1,742		1,347

	₹	245,534	₹	268,081	₹	272,223

The employee benefit cost is recognized in the following line items in the consolidated statement of income:
	Year ended March 31,
	2016		2017		2018
Cost of revenues	₹	207,747	₹	226,595	₹	228,937
Selling and marketing expenses		23,663		26,051		28,070
General and administrative expenses		14,124		15,435		15,216

	₹	245,534	₹	268,081	₹	272,223

Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:
	Year ended March 31,
	2016		2017		2018
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₹	30	₹	(189)	₹	(18)
Actuarial loss/ (gain) arising from financial assumptions		180		363		(296)
Actuarial loss/ (gain) arising from demographic assumptions		2		(73)		(54)
Actuarial loss/ (gain) arising from experience adjustments		798		(313)		(454)

	₹	1,010	₹	(212)	₹	(822)

b) Defined benefit plans

Defined benefit plans include gratuity for employees drawing salary in Indian rupees and certain benefits plans in foreign jurisdictions

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2016		2017		2018
Current service cost	₹	915	₹	1,130	₹	1,525
Net interest on net defined benefit liability/(asset)		(30)		(35)		7

Net gratuity cost/(benefit)		885		1,095		1,532

Actual return on plan assets	₹	351	₹	692	₹	501

Change in present value of defined benefit obligation is summarized below:
			As at March 31,
			2017		2018
Defined benefit obligation at the beginning of the year			₹	6,656	₹	8,270
Acquisitions				751		38
Current service cost				1,130		1,525
Interest on obligation				464		490
Benefits paid				(708)		(865)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions				363		(296)
Actuarial loss/(gain) arising from demographic assumptions				(73)		(54)
Actuarial loss/(gain) arising from experience adjustments				(313)		(454)

Defined benefit obligation at the end of the year			₹	8,270	₹	8,654

Change in plan assets is summarized below:
			As at March 31,
			2017		2018
Fair value of plan assets at the beginning of the year			₹	6,488	₹	7,919
Acquisitions				561		28
Expected return on plan assets				499		483
Employer contributions				186		59
Benefits paid				(4)		—
Remeasurement (loss)/gains
Return on plan assets excluding interest income				189		18

Fair value of plan assets at the end of the year			₹	7,919	₹	8,507

Present value of unfunded obligation				(351)		(147)

Recognized asset/(liability)				(351)		(147)

As at March 31, 2017 and 2018, plan assets were primarily invested in insurer managed funds

The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the mandate provided to them by the trustees and the asset allocation is within the permissible limits prescribed in the insurance regulations.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2017	2018
Discount rate	5.91%	6.30%
Expected return on plan assets	5.91%	6.30%
Expected rate of salary increase	6.90%	6.89%
Duration of defined benefit obligations	8 years	8 years

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increases considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.

The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2019	₹	1,162

Estimated benefit payments from the fund for the year ending March 31:
2019	₹	1,338
2020		1,062
2021		1,059
2022		1,065
2023		1,053
Thereafter		5,454

Total	₹	11,031

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as of March 31, 2018.

Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 0.5 percentage.

As of March 31, 2018, every 0.5 percentage point increase/(decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately ₹(320) and ₹341, respectively (March 31, 2017: ₹(187) and ₹207, respectively).

As of March 31, 2018 every 0.5 percentage point increase/(decrease) in expected rate of salary will result in increase/(decrease) of defined benefit obligation by approximately ₹184 and ₹(173), respectively (March 31, 2017: ₹176 and ₹(169), respectively).

c) Provident fund:

The details of fund and plan assets are given below:

	As at March 31,
	2017		2018
Fair value of plan assets	₹	40,059	₹	46,016
Present value of defined benefit obligation		(40,059)		(46,016)

Net (shortfall)/ excess	₹	-	₹	-

The plan assets have been primarily invested in government securities and corporate bonds.

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2017	2018
Discount rate for the term of the obligation	6.90%	7.35%
Average remaining tenure of investment portfolio	6 years	7 years
Guaranteed rate of return	8.65%	8.55%